Taxes on Income (Tables)	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Income Before Income Taxes and Income Taxes Expense (Benefit) Included in The Consolidated Statements of Operations
Income before income taxes and income taxes expense (benefit) included in the consolidated statements of operations

	Year ended December 31
	2016	2017	2018
	US$ thousands

Income before income taxes:
Israel	15,541	23,226	14,703
Foreign jurisdiction	324	2,356	2,871
	15,865	25,582	17,574

Current taxes:
Israel	2,242	2,379	2,400
Foreign jurisdiction	720	1,095	831
	2,962	3,474	3,231

Current tax (benefits) expenses relating
to prior years:
Israel	26	12	(73)
Foreign jurisdiction	-	(71)	(226)
	26	(59)	(299)

Deferred taxes:
Israel	10	549	(106)
Foreign jurisdiction	(270)	(96)	111
	(260)	453	5

Income tax expense	2,728	3,868	2,937

Deferred Tax Assets and Liabilities
The tax effects of significant items comprising the Company’s deferred tax assets and liabilities are as follows:

	December 31	December 31
	2017	2018
	US$ thousands	US$ thousands

Deferred tax assets:
Accrued employee benefits	282	281
Research and development costs	846	842
Tax loss carryforwards	111	169
PPE	15	48
Share based compensation	213	348
Intangible assets	110	202
Other	2	23
Total gross deferred tax assets	1,579	1,913

Deferred tax liabilities:
Intangible assets	-	(212)
Goodwill	(680)	(807)
Total gross deferred tax liabilities	(680)	(1,019)

Net deferred tax assets	899	894

In Israel	788	894
Foreign jurisdictions	111	-
Net deferred tax assets	899	894

Non-current deferred tax assets	899	894

Reconciliation of the Statutory Tax Expense to Actual Tax Expense
Reconciliation of the statutory tax expense to actual tax expense

	Year ended December 31
	2016	2017	2018
	US$ thousands

Income before income taxes	15,865	25,582	17,574
Statutory tax rate in Israel	25.0%	24.0%	23.0%
	3,966	6,140	4,042

Increase (decrease) in taxes resulting from:
Non-deductible operating expenses, net	228	364	295
Non-taxable income	(84)	(1,114)	-
Prior years adjustments	26	(59)	(299)
Tax effect due to
"Preferred Enterprise" status*	(1,924)	(2,361)	(1,398)
Taxes related to foreign jurisdictions	324	632	176
Changes in tax rate	94	162	-
Other	98	104	121

Income tax expense	2,728	3,868	2,937

* The effect of the benefit resulting from the "Preferred Enterprise" status on net earnings per ordinary share is as follows:

Schedule of Effect of the Benefit Resulting From the "Preferred Enterprise" Status on Net Earnings Per Ordinary Share
	Year ended December 31
	2016	2017	2018

Basic	0.26	0.32	0.19

Diluted	0.26	0.31	0.18